Inventories - Movements in the Provision for Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories details 1 [abstract]
Provisions for losses, beginning	R$ 42,587	R$ 37,099	R$ 47,271
Additions to net realizable value adjustment	(5,174)	600	(6,713)
Additions of obsolescence and other losses		3,903
Reversals of obsolescence and other losses	4,296		(3,459)
Oxiteno Andina	(985)	985
Provisions for losses, ending	R$ 40,724	R$ 42,587	R$ 37,099